Document and Entity Information Document	Aug. 04, 2026
Document and Entity Information [Abstract]
Title of 12(b) Security	Common stock, par value $0.33 1/3 per share
Entity Central Index Key	0000067215
Entity Incorporation, State or Country Code	FL
Entity Registrant Name	DYCOM INDUSTRIES, INC.
Document Type	8-K
Document Period End Date	Aug. 04, 2026
City Area Code	561
Local Phone Number	627-7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-10613
Entity Tax Identification Number	59-1277135
Entity Address, Address Line One	300 Banyan Blvd., Suite 1101
Entity Address, City or Town	West Palm Beach,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
Amendment Flag	false
Trading Symbol	DY
Security Exchange Name	NYSE